Contingent Liabilities and Commitments	12 Months Ended
Jun. 30, 2023
Contingent Liabilities and Commitments [Abstract]
Contingent liabilities and Commitments	Note 12. Contingent liabilities and Commitments The group had no contingent liabilities or commitments at 30 June 2023 (2022: nil).